Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 10,351	$ 7,996
Marketable securities	2,304	2,773
Trade and other receivables	4,366	5,010
Inventories	8,143	8,779
Recoverable income taxes	203	165
Other recoverable taxes	1,116	1,142
Others	1,505	1,777
Current assets other than assets classified as held for sale	27,988	27,642
Assets classified as held for sale	402	3,608
Current assets	28,390	31,250
Trade and other receivables	2,003	2,440
Marketable securities	3,192	1,564
Judicial deposits	13,335	11,053
Deferred income taxes	671	832
Other recoverable taxes	4,270	3,778
Others	2,000	1,553
Long-term receivables	25,471	21,220
Investments	1,644	1,566
Property, plant and equipment - PP&E	146,632	130,169
Intangible assets	3,387	2,986
Non-current assets	177,134	155,941
Total assets	205,524	187,191
Trade payables	5,430	5,464
Finance debt	4,129	3,576
Lease liability	6,209	5,557
Income taxes payable	570	2,883
Other taxes payable	3,276	3,048
Dividends payable	6,396	4,171
Employee benefits	2,198	2,215
Others	2,825	3,001
Current liabilities other than Liabilities on assets classified as held for sale	31,033	29,915
Liabilities related to assets classified as held for sale	424	1,465
Current liabilities	31,457	31,380
Finance debt	25,099	26,378
Lease liability	22,534	18,288
Income taxes payable	315	302
Deferred income taxes	11,100	6,750
Employee benefits	11,976	10,675
Provisions for legal proceedings	3,529	3,010
Provision for decommissioning costs	20,103	18,600
Others	2,161	1,972
Non-current liabilities	96,817	85,975
Current and non-current liabilities	128,274	117,355
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,144	1,144
Profit reserves	67,776	66,434
Accumulated other comprehensive (deficit)	(99,103)	(105,187)
Attributable to the shareholders of Petrobras	76,918	69,492
Non-controlling interests	332	344
Equity	77,250	69,836
Total liabilities and equity	$ 205,524	$ 187,191